Net income (loss) per share (Details Narrative) - shares	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Profit or loss [abstract]
Basic average common shares outstanding	15,821,710	15,565,638
Diluted weighted average common shares	15,821,710	18,125,810